UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from
February 1, 2012 to February 29, 2012

Commission File Number of issuing entity:
333-115582, 333-130782-02, 333-158937-01

GE Dealer Floorplan Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782, 333-158937

CDF Funding, Inc.

(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation

(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard
Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of	(Zip Code)
issuing entity)

(847) 747-4043

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2007-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2009-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2011-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2012-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3 and 99.4.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-1 (the “2007-1 Notes”), dated April 19, 2007, and related Prospectus dated April 18, 2007 (collectively, the “2007-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2007-1 Notes were offered under the 2007-1 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2009-1 (the “2009-1 Notes”), dated August 5, 2009, and related Prospectus dated July 31, 2009 (collectively, the “2009-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2009-1 Notes was offered in the 2009-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2011-1 (the “2011-1 Notes”), dated August 3, 2011, and related Prospectus dated August 2, 2011 (collectively, the “2011-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2011-1 Notes was offered in the 2011-1 Prospectus: Class A.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2012-1 (the “2012-1 Notes”), dated February 14, 2012, and related Prospectus dated February 13, 2012 (collectively, the “2012-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following class of 2012-1 Notes was offered in the 2012-1 Prospectus: Class A.

No assets securitized by CDF Funding, Inc. (the “Securitizer”) and held by GE Dealer Floorplan Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period February 1, 2012 through February 29, 2012.

The Securitizer filed its first Form ABS-15G on February 3, 2012. The CIK number of the Securitizer is 0001290205.

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PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

On February 22, 2012, GE Dealer Floorplan Master Note Trust (the “Trust”) issued $750,000,000 of Series 2012-1 Class A Floating Rate Asset Backed Notes (the “Class A Notes”), $15,789,500 of Series 2012-1 Class B Floating Rate Asset Backed Notes (the “Class B Notes”), $23,684,000 of Series 2012-1 Class C Floating Rate Asset Backed Notes (the “Class C Notes” and together with the Class A Notes and the Class B Notes, the “Series 2012-1 Notes”) and a Class D Certificate in the amount of $39,475,000 (the “Class D Certificate”) described in a Prospectus Supplement dated February 14, 2012 to a Prospectus dated February 13, 2012.

The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2012-1 Notes and the Class D Certificate is incorporated by reference to the Registrant’s Current Report on 8-K filed on February 28, 2012.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)         Documents filed as part of this report.

Exhibit 99.1        2007-1 Monthly Noteholder’s Statement

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Exhibit 99.2        2009-1 Monthly Noteholder’s Statement

Exhibit 99.3        2011-1 Monthly Noteholder’s Statement

Exhibit 99.4        2012-1 Monthly Noteholder’s Statement

(b)         Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1        2007-1 Monthly Noteholder’s Statement

Exhibit 99.2        2009-1 Monthly Noteholder’s Statement

Exhibit 99.3        2011-1 Monthly Noteholder’s Statement

Exhibit 99.4        2012-1 Monthly Noteholder’s Statement

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 30, 2012

CDF FUNDING, INC.
(Depositor)

By:	/s/ John E. Peak
Name: John E. Peak
Title: Vice President